Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable And Accrued Liabilities

8.              Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
Accounts payable	$14,502	$39,643
Oil and gas property costs accrual	2,460	8,529
Production and delivery costs accrual	1,288	902
Compensation and benefits accrual	1,009	3,432
Other	368	463
Total Accounts payable and Accrued liabilities	$19,627	$52,969